Pension and severance plans	12 Months Ended
Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Pension and severance plans
15.	Pension and severance plans

(1)	Defined benefit and severance plans

Upon terminating employment, employees of Sony Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum indemnities or pension payments as described below. In July 2004, Sony Corporation and certain of its subsidiaries amended their pension plans and introduced a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.

Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

From April 1, 2012, Sony Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.

In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

The components of net periodic benefit costs for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Service cost	29,774	25,343	24,827
Interest cost	15,196	14,606	12,152
Expected return on plan assets	(15,401)	(16,389)	(17,822)
Recognized actuarial loss	12,219	12,853	11,480
Amortization of prior service costs	(10,380)	(10,271)	(10,176)

Net periodic benefit costs	31,408	26,142	20,461

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Service cost	3,348	2,387	3,032
Interest cost	10,082	10,197	12,068
Expected return on plan assets	(9,049)	(9,245)	(11,480)
Amortization of net transition asset	139	117	12
Recognized actuarial loss	2,771	1,781	3,693
Amortization of prior service costs	(448)	(566)	(643)
Losses (gains) on curtailments and settlements	1,111	(405)	1,074

Net periodic benefit costs	7,954	4,266	7,756

The estimated net actuarial loss, prior service cost and obligation (asset) existing at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year are 11,860 million yen, 9,910 million yen and 10 million yen, respectively.

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	789,059	827,044	221,641	274,928
Service cost	25,343	24,827	2,387	3,032
Interest cost	14,606	12,152	10,197	12,068
Plan participants’ contributions	—	—	619	813
Amendments	—	—	27	(107)
Actuarial loss	49,258	14,138	25,385	3,392
Foreign currency exchange rate changes	—	—	27,354	36,867
Curtailments and settlements	—	—	(2,106)	(4,500)
Effect of changes in consolidated subsidiaries	(15,061)	(5)	—	—
Benefits paid	(36,161)	(30,710)	(10,576)	(12,795)

Benefit obligation at end of the fiscal year	827,044	847,446	274,928	313,698

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	556,247	608,004	151,139	188,019
Actual return on plan assets	69,491	53,476	17,075	17,979
Foreign currency exchange rate changes	—	—	18,460	26,167
Employer contribution	10,369	16,758	10,501	6,912
Plan participants’ contributions	—	—	619	813
Curtailments and settlements	—	—	(351)	(3,334)
Effect of changes in consolidated subsidiaries	(7,003)	—	—	—
Benefits paid	(21,100)	(23,446)	(9,424)	(11,532)

Fair value of plan assets at end of the fiscal year	608,004	654,792	188,019	225,024

Funded status at end of the fiscal year	(219,040)	(192,654)	(86,909)	(88,674)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Noncurrent assets	2,219	2,446	1,903	3,292
Current liabilities	—	—	(2,462)	(2,565)
Noncurrent liabilities	(221,259)	(195,100)	(86,350)	(89,401)

Ending balance	(219,040)	(192,654)	(86,909)	(88,674)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Prior service cost (credit)	(64,194)	(54,008)	(2,753)	(2,307)
Net actuarial loss	264,559	237,023	62,686	61,841
Obligation existing at transition	—	—	35	25

Ending balance	200,365	183,015	59,968	59,559

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Accumulated benefit obligations	824,345	842,978	233,949	290,014

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Projected benefit obligations	819,059	838,145	210,384	260,950
Accumulated benefit obligations	816,360	834,694	204,253	255,018
Fair value of plan assets	599,227	644,502	154,058	186,519

Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2013	2014	2013	2014
Discount rate	1.5%	1.4%	4.1%	4.1%
Rate of compensation increase	*	*	3.1	3.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2012	2013	2014	2012	2013	2014
Discount rate	2.1%	1.9%	1.5%	5.2%	4.7%	4.1%
Expected return on plan assets	3.0	3.0	3.0	6.5	6.1	5.8
Rate of compensation increase	*	*	*	3.5	3.5	3.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Sony reviews these assumptions for changes in circumstances.

The weighted-average rate of compensation increase is calculated based only on the pay-related plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.

To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.

The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing its dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2014, are, as a result of Sony’s asset liability management, 28% of equity securities, 58% of fixed income securities and 14% of other investments for the pension plans of Sony Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 39% of equity securities, 47% of fixed income securities and 14% of other investments for the pension plans of foreign subsidiaries.

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,419	8,419	—	—
Equity:
Equity securities*[1]	157,566	154,630	2,936	—
Fixed income:
Government bonds*[2]	268,297	—	268,297	—
Corporate bonds*[3]	33,053	—	33,053	—
Asset-backed securities*[4]	2,797	—	2,797	—
Commingled funds*[5]	72,410	—	72,410	—
Commodity funds*[6]	1,712	—	1,712	—
Private equity*[7]	27,205	—	—	27,205
Hedge funds*[8]	35,071	—	—	35,071
Real estate	1,474	—	—	1,474

Total	608,004	163,049	381,205	63,750

	Japanese plans
	Yen in millions
	Fair value at March 31, 2014	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,384	8,384	—	—
Equity:
Equity securities*[1]	173,067	169,210	3,857	—
Fixed income:
Government bonds*[2]	263,921	—	263,921	—
Corporate bonds*[3]	50,131	—	50,131	—
Asset-backed securities*[4]	2,930	—	2,930	—
Commingled funds*[5]	84,853	—	84,853	—
Commodity funds*[6]	1,767	—	1,767	—
Private equity*[7]	26,942	—	—	26,942
Hedge funds*[8]	41,108	—	—	41,108
Real estate	1,689	—	—	1,689

Total	654,792	177,594	407,459	69,739

*1	Includes approximately 63 percent and 64 percent of Japanese equity securities, and 37 percent and 36 percent of foreign equity securities for the fiscal years ended March 31, 2013 and 2014, respectively.

*2	Includes approximately 59 percent and 56 percent of debt securities issued by Japanese national and local governments, and 41 percent and 44 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2013 and 2014, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 48 percent and 47 percent of investments in equity, 48 percent and 51 percent of investments in fixed income, and 4 percent and 2 percent of investments in other for the fiscal years ended March 31, 2013 and 2014, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	171	171	—	—
Equity:
Equity securities*[1]	36,917	29,348	7,569	—
Fixed income:
Government bonds*[2]	52,061	—	52,061	—
Corporate bonds*[3]	20,095	—	15,322	4,773
Asset-backed securities	526	—	526	—
Insurance contracts*[4]	11,639	—	11,639	—
Commingled funds*[5]	58,007	—	58,007	—
Real estate and other*[6]	8,603	73	1,573	6,957

Total	188,019	29,592	146,697	11,730

	Foreign plans
	Yen in millions
	Fair value at March 31, 2014	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	1,648	1,648	—	—
Equity:
Equity securities*[1]	48,140	40,045	8,095	—
Fixed income:
Government bonds*[2]	61,644	—	61,644	—
Corporate bonds*[3]	25,937	—	19,682	6,255
Asset-backed securities	332	—	332	—
Insurance contracts*[4]	11,364	—	11,364	—
Commingled funds*[5]	63,057	—	63,057	—
Real estate and other*[6]	12,902	—	3,970	8,932

Total	225,024	41,693	168,144	15,187

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Each level in the fair value hierarchy in which each plan asset is classified is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.

The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. The valuation techniques are applied consistently from period to period.

Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.

The fair value of fixed income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as level 2.

Commingled funds are typically valued using the net asset value provided by the administrator of the fund and reviewed by Sony. The net asset value is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.

Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.

Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3.

Hedge funds are valued using the net asset value as determined by the administrator or custodian of the fund. These investments are classified as level 3.

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2013 and 2014:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total
Beginning balance at April 1, 2012	23,388	42,258	1,435	67,081
Return on assets held at end of year	3,817	(1,514)	39	2,342
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	(5,673)	—	(5,673)
Transfers, net	—	—	—	—

Ending balance at March 31, 2013	27,205	35,071	1,474	63,750

Return on assets held at end of year	1,123	1,514	215	2,852
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	(1,386)	4,523	—	3,137
Transfers, net	—	—	—	—

Ending balance at March 31, 2014	26,942	41,108	1,689	69,739

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Commingled funds	Real estate and other	Total
Beginning balance at April 1, 2012	3,961	—	5,083	9,044
Return on assets held at end of year	260	—	245	505
Return on assets sold during the year	1	—	—	1
Purchases, sales, and settlements, net	(20)	—	(23)	(43)
Transfers, net	—	—	—	—
Other*	571	—	1,652	2,223

Ending balance at March 31, 2013	4,773	—	6,957	11,730

Return on assets held at end of year	1,032	—	504	1,536
Return on assets sold during the year	—	—	(47)	(47)
Purchases, sales, and settlements, net	—	—	69	69
Transfers, net	—	—	—	—
Other*	450	—	1,449	1,899

Ending balance at March 31, 2014	6,255	—	8,932	15,187

*	Primarily consists of translation adjustments.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 13 billion yen to the Japanese plans and approximately 7 billion yen to the foreign plans during the fiscal year ending March 31, 2015.

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2015	31,224	11,374
2016	33,221	11,689
2017	34,303	12,393
2018	35,929	13,270
2019	39,183	13,761
2020 — 2024	216,059	76,629

(2)	Defined contribution plans

Total defined contribution expenses for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Japanese plans	464	3,729	3,602
Foreign plans	6,726	13,070	12,703